T. ROWE PRICE NEW HORIZONS FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 92.6%
COMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 1.7%
GCI Liberty, Class A (1)(2)	6,050,498	495,899
Sarana Menara Nusantara (IDR)	1,180,659,900	82,458
		578,357
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(3)(4)	877,600	6,073
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(3)(4)	1,012,630	2,319
		8,392
Media 2.1%
Cable One (2)	376,701	710,243
		710,243
Total Communication Services		1,296,992
CONSUMER DISCRETIONARY 7.7%
Diversified Consumer Services 1.7%
Bright Horizons Family Solutions (1)(2)	3,825,398	581,614
		581,614
Hotels, Restaurants & Leisure 1.6%
Planet Fitness, Class A (1)	2,857,866	176,102
Vail Resorts	1,691,551	361,941
		538,043
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Acquisition Date: 5/25/18,
Cost $2,132 (1)(3)(4)	314,592	1,812
Framebridge, EC, Acquisition Date: 5/19/20,
Cost $7,665 (1)(3)(4)	7,665,340	3,082
		4,894
Multiline Retail 0.5%
Ollie's Bargain Outlet Holdings (1)	1,895,177	165,544
		165,544
Specialty Retail 3.9%
Burlington Stores (1)	1,798,050	370,560

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Reed Krakoff International, Acquisition Date: 8/30/13 -
10/14/14, Cost $11,106 (1)(2)(3)(4)(5)	111,063	0
RH (1)(2)	1,179,888	451,449
Vroom (1)(2)	437,644	22,661
Vroom, Acquisition Date: 7/13/15 - 11/21/19,
Cost $81,010 (1)(2)(4)	9,726,422	478,452
		1,323,122
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18,
Cost $15,645 (1)(3)(4)	1,426,470	16,493
		16,493
Total Consumer Discretionary		2,629,710
CONSUMER STAPLES 1.1%

Beverages 1.1%
Boston Beer, Class A (1)	426,074	376,377
Total Consumer Staples		376,377
ENERGY 0.1%

Oil, Gas & Consumable Fuels 0.1%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $2,981 (1)(3)(4)	987	3,798
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $25,850 (1)(3)(4)	7,166	27,575
Total Energy		31,373
FINANCIALS 3.2%

Banks 0.3%
Signature Bank	1,202,033	99,757
		99,757
Capital Markets 2.5%
CM Life Sciences (1)	1,032,637	10,812
MarketAxess Holdings	240,240	115,697
MSCI	1,993,134	711,110
		837,619
Diversified Financial Services 0.1%
Cannae Holdings (1)	1,110,872	41,391
		41,391

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Insurance 0.3%
Palomar Holdings (1)	1,145,561	119,413
		119,413
Total Financials		1,098,180
HEALTH CARE 23.6%

Biotechnology 9.9%
Abcam (GBP) (2)	10,794,475	169,945
ACADIA Pharmaceuticals (1)	2,697,409	111,268
Acceleron Pharma (1)	1,379,437	155,228
Acerta Pharma, Class B, Acquisition Date: 5/12/15,
Cost $4,434 (1)(3)(4)	175,251,555	19,278
ADC Therapeutics (1)	349,989	11,546
Adverum Biotechnologies (1)	260,603	2,684
Agios Pharmaceuticals (1)	569,932	19,948
Akero Therapeutics (1)	206,345	6,353
Alector (1)	796,015	8,386
Allogene Therapeutics (1)	1,207,647	45,540
Alnylam Pharmaceuticals (1)	1,188,838	173,095
Annexon (1)	448,547	13,560
Apellis Pharmaceuticals (1)	950,593	28,679
Arcturus Therapeutics Holdings (1)	257,219	11,035
Arcutis Biotherapeutics (1)	392,902	11,512
Ardelyx (1)	942,985	4,951
Argenx, ADR (1)	933,598	245,088
Ascendis Pharma, ADR (1)	1,168,209	180,278
Assembly Biosciences (1)	275,428	4,528
Avidity Biosciences (1)	319,099	8,983
Avrobio (1)	477,418	6,216
BeiGene, ADR (1)	284,555	81,508
Bluebird Bio (1)	338,077	18,239
Blueprint Medicines (1)	692,987	64,240
CRISPR Therapeutics (1)	355,566	29,740
CureVac (1)	610,792	28,432
Deciphera Pharmaceuticals (1)	418,172	21,452
Denali Therapeutics (1)	1,454,367	52,110

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Dicerna Pharmaceuticals (1)	962,885	17,322
Eidos Therapeutics (1)	178,219	9,005
Enanta Pharmaceuticals (1)	361,580	16,553
Epizyme (1)	519,742	6,201
Exelixis (1)	5,072,371	124,019
Fate Therapeutics (1)	691,603	27,643
FibroGen (1)	1,087,691	44,726
Flame Biosciences, Acquisition Date: 9/28/20,
Cost $7,914 (1)(3)(4)	1,208,219	7,914
G1 Therapeutics (1)	481,462	5,561
Generation Bio (1)	406,065	12,551
Generation Bio, Acquisition Date: 1/9/20, Cost $10,952 (1)(4)	1,108,915	32,563
Global Blood Therapeutics (1)	708,832	39,085
Homology Medicines (1)	707,354	7,569
IGM Biosciences (1)	157,815	11,648
Incyte (1)	1,861,740	167,073
Insmed (1)	1,803,497	57,964
Intellia Therapeutics (1)	450,686	8,960
Ionis Pharmaceuticals (1)	1,440,733	68,363
Iovance Biotherapeutics (1)	2,303,856	75,843
Karuna Therapeutics (1)	275,892	21,332
Karyopharm Therapeutics (1)	356,047	5,198
Kodiak Sciences (1)	1,409,883	83,479
Krystal Biotech (1)	206,841	8,904
Legend Biotech, ADR (1)	198,829	6,138
MeiraGTx Holdings (1)	497,166	6,582
Mersana Therapeutics (1)	663,630	12,357
Mirati Therapeutics (1)	447,806	74,358
MorphoSys (EUR) (1)	93,011	11,770
Neurocrine Biosciences (1)	1,135,849	109,223
Nkarta (1)	338,437	10,173
Orchard Therapeutics, ADR (1)	1,042,052	4,283
Progenic Pharmaceuticals, CVR (1)	1,890,800	0
PTC Therapeutics (1)	583,885	27,297
Radius Health (1)	103,338	1,172
RAPT Therapeutics (1)	965,126	31,077

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Relay Therapeutics (1)	362,397	15,434
Rocket Pharmaceuticals (1)	1,021,738	23,357
Sage Therapeutics (1)	841,375	51,425
Sarepta Therapeutics (1)	374,108	52,536
Scholar Rock Holding (1)	568,117	10,050
Seattle Genetics (1)	1,226,126	239,941
Translate Bio (1)	717,967	9,772
Turning Point Therapeutics (1)	545,462	47,652
Ultragenyx Pharmaceutical (1)	1,580,760	129,923
uniQure (1)	379,381	13,973
Xencor (1)	1,189,483	46,140
Zai Lab (HKD) (1)	116,450	9,631
Zai Lab, ADR (1)	323,420	26,899
Zentalis Pharmaceuticals (1)	441,362	14,428
Zymeworks (1)	320,031	14,907
		3,393,796
Health Care Equipment & Supplies 7.6%
DexCom (1)	1,631,833	672,690
Exact Sciences (1)	6,333,622	645,713
IDEXX Laboratories (1)	792,218	311,429
Inari Medical (1)	214,623	14,813
JAND, Class A, Acquisition Date: 4/23/15 - 3/9/18,
Cost $26,928 (1)(2)(3)(4)	1,875,578	46,009
Lantheus Holdings (1)	524,609	6,647
Nevro (1)(2)	2,384,970	332,226
Novocure (1)	469,500	52,260
Outset Medical (1)	286,805	14,340
Outset Medical, Acquisition Date: 4/19/17 - 1/27/20,
Cost $31,665 (1)(4)	1,667,972	79,229
Shockwave Medical (1)	957,870	72,607
West Pharmaceutical Services	1,297,061	356,562
		2,604,525
Health Care Providers & Services 0.1%
Guardant Health (1)	305,703	34,172
		34,172

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Health Care Technology 2.4%
Schrodinger (1)	303,385	14,414
Veeva Systems, Class A (1)	2,865,299	805,693
		820,107
Life Sciences Tools & Services 2.9%
Adaptive Biotechnologies (1)	1,913,210	93,039
Eurofins Scientific (EUR) (1)(2)	947,473	750,561
Repligen (1)	201,719	29,762
Sartorius Stedim Biotech (EUR)	298,282	102,957
		976,319
Pharmaceuticals 0.7%
Arvinas (1)	303,590	7,168
Axsome Therapeutics (1)	283,654	20,210
Cara Therapeutics (1)	641,332	8,161
GW Pharmaceuticals, ADR (1)	190,611	18,556
Milestone Pharmaceuticals (1)	153,813	1,126
MyoKardia (1)	1,265,775	172,563
Odonate Therapeutics (1)	74,484	1,000
Reata Pharmaceuticals, Class A (1)	128,093	12,479
Tricida (1)	70,253	636
WaVe Life Sciences (1)	129,768	1,102
Zeneca, Acquisition Date: 7/18/13, Cost $- (1)(3)(4)	288,910	178
		243,179
Total Health Care		8,072,098
INDUSTRIALS & BUSINESS SERVICES 18.0%

Aerospace & Defense 0.9%
Aerojet Rocketdyne Holdings (1)	1,674,028	66,777
Teledyne Technologies (1)	772,104	239,514
		306,291
Airlines 0.7%
Alclear Holdings, Class B, Acquisition Date: 9/4/15 - 2/16/18,
Cost $54,367 (1)(2)(3)(4)(5)	627,649	169,465
Wheels Up Partners, Series B, Acquisition Date: 9/18/15,
Cost $22,697 (1)(2)(3)(4)(5)	7,989,973	20,576

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Wheels Up Partners, Series C, Acquisition Date: 6/22/17,
Cost $18,460 (1)(2)(3)(4)(5)	5,916,523	15,236
Wheels Up Partners, Series D, Acquisition Date: 5/17/19,
Cost $30,921 (1)(2)(3)(4)(5)	8,885,330	22,882
		228,159
Building Products 2.3%
Armstrong Worldwide Industries (2)	5,516,465	379,588
Lennox International	1,040,892	283,757
Trex (1)	1,807,120	129,390
		792,735
Commercial Services & Supplies 4.3%
MSA Safety	363,833	48,816
Rentokil Initial (GBP) (1)	60,654,308	419,236
Rollins	4,941,508	267,780
Waste Connections	7,072,979	734,175
		1,470,007
Industrial Conglomerates 1.8%
Roper Technologies	1,587,667	627,303
		627,303
Machinery 1.2%
Graco	3,372,704	206,915
RBC Bearings (1)	327,658	39,715
Toro	1,914,075	160,687
		407,317
Professional Services 4.9%
Clarivate (1)	13,835,094	428,750
CoStar Group (1)	852,601	723,440
TransUnion	6,093,974	512,686
		1,664,876
Road & Rail 1.6%
Old Dominion Freight Line	3,141,529	568,366
		568,366

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Trading Companies & Distributors 0.3%
SiteOne Landscape Supply (1)	749,604	91,414
		91,414
Total Industrials & Business Services		6,156,468
INFORMATION TECHNOLOGY 34.0%

IT Services 10.5%
Black Knight (1)	6,528,014	568,264
Booz Allen Hamilton Holding (2)	8,339,462	692,009
Endava, ADR (1)	1,467,831	92,693
Okta (1)	2,623,657	561,069
ServiceTitan, Acquisition Date: 11/9/18, Cost $2,665 (1)(3)(4)	101,356	3,425
Shopify, Class A (1)	496,897	508,311
StoneCo, Class A (1)	10,805,711	571,514
Twilio, Class A (1)	2,357,365	582,481
		3,579,766
Semiconductors & Semiconductor Equipment 0.6%
Entegris	2,810,057	208,900
		208,900
Software 22.9%
Anaplan (1)	1,449,346	90,700
Asana, Class A (1)	1,885,290	54,296
Atlassian, Class A (1)	3,155,786	573,690
Avalara (1)	2,075,382	264,279
Bill. com Holdings (1)	2,201,156	220,798
Ceridian HCM Holding (1)	6,224,710	514,472
Checkr, Acquisition Date: 6/29/18 - 12/2/19,
Cost $18,150 (1)(2)(3)(4)	884,522	21,662
Coupa Software (1)	2,883,513	790,775
Databricks, Acquisition Date: 7/24/20 - 8/28/20,
Cost $5,376 (1)(3)(4)	111,936	5,373
Datadog, Class A (1)	6,366,103	650,361
Descartes Systems Group (1)(2)	5,153,208	293,630
DocuSign (1)	2,911,237	626,615
Duck Creek Technologies (1)	1,886,016	85,682
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(3)(4)	190,876	421

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Five9 (1)(2)	3,559,717	461,624
HashiCorp, Acquisition Date: 6/25/20, Cost $10,040 (1)(3)(4)	192,859	10,039
HubSpot (1)	2,209,924	645,806
JFrog (1)	215,293	18,225
nCino, Acquisition Date: 9/16/19, Cost $24,750 (1)(4)	1,137,954	86,139
nCino (1)	908,759	72,410
PagerDuty (1)	1,652,858	44,809
Paylocity Holding (1)(2)	5,448,262	879,458
Procore Technologies, Acquisition Date: 7/15/20,
Cost $3,980 (1)(3)(4)	88,436	3,980
Proofpoint (1)	2,638,140	278,456
Q2 Holdings (1)	2,166,332	197,699
RealPage (1)	2,849,322	164,235
Tanium, Class B, Acquisition Date: 9/24/20,
Cost $7,493 (1)(3)(4)	657,558	7,493
Toast, Acquisition Date: 9/14/18 - 3/27/19,
Cost $5,430 (1)(3)(4)	199,157	12,945
Xero (AUD) (1)	3,359,969	245,093
Zendesk (1)	5,005,594	515,176
Zenpayroll, Acquisition Date: 8/18/20, Cost $1,774 (1)(3)(4)	131,306	1,748
		7,838,089
Total Information Technology		11,626,755
REAL ESTATE 1.1%

Real Estate Management & Development 1.1%
Altus Group (CAD)	1,989,460	82,668
FirstService	2,121,247	279,771
WeWork, Class A, Acquisition Date: 5/26/15,
Cost $2,064 (1)(3)(4)	145,669	0
Total Real Estate		362,439
Total Common Stocks (Cost $16,178,319)		31,650,392

PREFERRED STOCKS 0.6%
HEALTH CARE 0.6%

Health Care Equipment & Supplies 0.6%
Sartorius (EUR) (6)	525,943	215,572

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Total Health Care		215,572
Total Preferred Stocks (Cost $48,484)		215,572

CONVERTIBLE PREFERRED STOCKS 3.8%
COMMUNICATION SERVICES 0.1%

Entertainment 0.1%
Houzz, Series D, Acquisition Date: 6/3/14,
Cost $19,726 (1)(3)(4)	2,632,810	18,219
OfferUp, Series A-2, Acquisition Date: 3/6/15,
Cost $6,850 (1)(3)(4)	1,375,830	3,151
OfferUp, Series C, Acquisition Date: 3/6/15,
Cost $11,641 (1)(3)(4)	2,337,940	7,220
OfferUp, Series C-1, Acquisition Date: 8/26/16,
Cost $4,573 (1)(3)(4)	682,712	2,282
OfferUp, Series F, Acquisition Date: 7/1/20,
Cost $2,026 (1)(3)(4)	884,802	2,026
Total Communication Services		32,898
CONSUMER DISCRETIONARY 1.0%

Diversified Consumer Services 0.1%
1stdibs. com, Series D, Acquisition Date: 2/7/19,
Cost $26,470 (1)(2)(3)(4)	5,282,277	24,668
		24,668
Hotels, Restaurants & Leisure 0.3%
Sweetgreen, Series F, Acquisition Date: 6/30/15,
Cost $26,916 (1)(2)(3)(4)	3,509,234	58,218
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $20,354 (1)(2)(3)(4)	2,261,542	37,519
Sweetgreen, Series I, Acquisition Date: 9/13/19,
Cost $8,998 (1)(2)(3)(4)	526,213	8,730
		104,467
Internet & Direct Marketing Retail 0.5%
A Place for Rover, Series G, Acquisition Date: 5/11/18,
Cost $29,547 (1)(3)(4)	3,924,648	22,606
Coupang, Series G, Acquisition Date: 1/9/15,
Cost $16,846 (1)(3)(4)	5,958,970	44,692
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4)	718,332	4,163

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4)	1,727,442	10,012
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4)	2,218,727	12,859
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4)	433,698	2,514
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4)	2,098,881	12,164
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4)	745,950	4,323
Minted, Series E, Acquisition Date: 10/30/18,
Cost $23,655 (1)(2)(3)(4)	1,756,494	11,242
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $17,598 (1)(3)(4)	787,264	11,605
Rent the Runway, Series G, Acquisition Date: 4/30/20,
Cost $8,790 (1)(3)(4)	596,324	8,790
Roofoods, Series F, Acquisition Date: 9/12/17,
Cost $45,403 (1)(3)(4)	128,414	49,908
Roofoods, Series G, Acquisition Date: 5/16/19,
Cost $1,539 (1)(3)(4)	3,683	1,539
		196,417
Textiles, Apparel & Luxury Goods 0.1%
Allbirds, Series A, Acquisition Date: 10/10/18,
Cost $5,119 (1)(3)(4)	466,735	5,397
Allbirds, Series B, Acquisition Date: 10/10/18,
Cost $899 (1)(3)(4)	82,000	948
Allbirds, Series C, Acquisition Date: 10/9/18,
Cost $8,595 (1)(3)(4)	783,670	9,061
Allbirds, Series Seed, Acquisition Date: 10/10/18,
Cost $2,750 (1)(3)(4)	250,775	2,900
		18,306
Total Consumer Discretionary		343,858
CONSUMER STAPLES 0.1%

Food Products 0.1%
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $10,408 (1)(3)(4)	314,865	10,408
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,028 (1)(3)(4)	488,972	16,164
Total Consumer Staples		26,572

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FINANCIALS 0.1%

Capital Markets 0.0%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(3)(4)(5)	24,002	11,909
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186 (1)(3)(4)(5)	24,002	7,146
		19,055
Insurance 0.1%
Go Maps, Series B, Acquisition Date: 12/15/17,
Cost $9,940 (1)(2)(3)(4)	936,022	11,982
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,147 (1)(2)(3)(4)	167,743	2,147
Jetclosing, Series A, Acquisition Date: 5/25/18,
Cost $8,917 (1)(2)(3)(4)	4,570,635	6,596
Jetclosing, Series B-1, Acquisition Date: 7/13/20,
Cost $2,595 (1)(2)(3)(4)	1,941,006	2,595
Jetclosing, Series B-2, Acquisition Date: 2/6/20,
Cost $1,328 (1)(2)(3)(4)	1,168,452	1,563
		24,883
Total Financials		43,938
HEALTH CARE 0.7%

Biotechnology 0.3%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,670 (1)(3)(4)	5,677,732	15,670
Ginkgo Bioworks, Series E, Acquisition Date: 7/30/19 - 9/9/19,
Cost $21,937 (1)(3)(4)	148,007	22,229
Insitro, Series B, Acquisition Date: 5/21/20,
Cost $7,412 (1)(3)(4)	1,189,622	7,412
Tempus Labs, Series D, Acquisition Date: 3/16/18,
Cost $8,530 (1)(3)(4)	910,093	24,703
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(3)(4)	665,388	18,553
Tempus Labs, Series F, Acquisition Date: 4/30/19,
Cost $4,400 (1)(3)(4)	177,721	5,011
Tempus Labs, Series G, Acquisition Date: 2/6/20,
Cost $4,335 (1)(3)(4)	113,018	3,208
		96,786

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Health Care Equipment & Supplies 0.3%
JAND, Series D, Acquisition Date: 4/23/15,
Cost $15,460 (1)(2)(3)(4)	1,346,025	33,019
JAND, Series E, Acquisition Date: 3/9/18,
Cost $24,677 (1)(2)(3)(4)	1,570,115	38,516
JAND, Series F, Acquisition Date: 4/3/20,
Cost $21,615 (1)(2)(3)(4)	1,108,868	27,201
Kardium, Series D, Acquisition Date: 11/29/18,
Cost $8,865 (1)(3)(4)	9,149,620	6,560
		105,296
Health Care Providers & Services 0.0%
Babyco, Class A, Acquisition Date: 11/3/17,
Cost $9,057 (1)(2)(3)(4)(5)	2,611,790	6,702
		6,702
Health Care Technology 0.1%
Doximity, Series C, Acquisition Date: 4/10/14 - 3/22/18,
Cost $8,769 (1)(3)(4)	1,894,489	31,733
		31,733
Total Health Care		240,517
INDUSTRIALS & BUSINESS SERVICES 0.2%

Machinery 0.1%
Xometry, Series A-2, Acquisition Date: 7/20/20,
Cost $3,026 (1)(2)(3)(4)	316,036	3,046
Xometry, Series B, Acquisition Date: 7/20/20,
Cost $1,039 (1)(2)(3)(4)	108,482	1,045
Xometry, Series C, Acquisition Date: 7/20/20,
Cost $1,098 (1)(2)(3)(4)	112,738	1,087
Xometry, Series D, Acquisition Date: 7/20/20,
Cost $858 (1)(2)(3)(4)	87,492	843
Xometry, Series E, Acquisition Date: 7/20/20,
Cost $8,620 (1)(2)(3)(4)	632,771	8,620
Xometry, Series Seed-1, Acquisition Date: 9/4/20,
Cost $4,767 (1)(2)(3)(4)	595,883	4,767
Xometry, Series Seed-2, Acquisition Date: 9/4/20,
Cost $2,097 (1)(2)(3)(4)	262,162	2,097
		21,505

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Road & Rail 0.1%
Convoy, Series C, Acquisition Date: 9/14/18,
Cost $21,158 (1)(3)(4)	2,979,808	29,856
Convoy, Series D, Acquisition Date: 10/30/19,
Cost $26,262 (1)(3)(4)	1,939,655	19,435
		49,291
Total Industrials & Business Services		70,796
INFORMATION TECHNOLOGY 1.6%

IT Services 0.1%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18,
Cost $55 (1)(3)(4)	2,099	71
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(3)(4)	1,028,634	34,765
ServiceTitan, Series E, Acquisition Date: 4/23/20,
Cost $1,606 (1)(3)(4)	47,506	1,605
		36,441
Software 1.5%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $8,834 (1)(3)(4)	956,010	8,834
Checkr, Series C, Acquisition Date: 4/10/18,
Cost $25,265 (1)(2)(3)(4)	1,850,770	45,325
Checkr, Series D, Acquisition Date: 9/6/19,
Cost $45,551 (1)(2)(3)(4)	1,505,994	36,882
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $25,522 (1)(3)(4)	594,243	28,524
Evernote, Series 1, Acquisition Date: 11/20/12,
Cost $4,591 (1)(3)(4)	381,752	842
Evernote, Series 4, Acquisition Date: 5/2/12 - 11/20/12,
Cost $14,562 (1)(3)(4)	1,210,758	4,999
Evernote, Series 5, Acquisition Date: 11/8/13,
Cost $2,274 (1)(3)(4)	174,948	760
HashiCorp, Series E, Acquisition Date: 3/13/20,
Cost $13,449 (1)(3)(4)	232,522	13,449
Haul Hub, Series B, Acquisition Date: 2/14/20,
Cost $8,685 (1)(3)(4)	595,656	8,685
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(3)(4)	2,795,838	6,626
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $16,608 (1)(3)(4)	7,238,750	15,588

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Procore Technologies, Series B, Acquisition Date: 7/15/20,
Cost $2,653 (1)(3)(4)	58,958	2,653
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(3)(4)	577,906	25,400
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446 (1)(3)(4)	55,641	2,446
Tanium, Series G, Acquisition Date: 8/26/15,
Cost $31,923 (1)(3)(4)	6,430,431	73,276
Toast, Series B, Acquisition Date: 9/14/18, Cost $416 (1)(3)(4)	24,053	1,563
Toast, Series D, Acquisition Date: 6/27/18,
Cost $29,721 (1)(3)(4)	1,717,286	111,624
Toast, Series E, Acquisition Date: 3/27/19,
Cost $10,561 (1)(3)(4)	386,836	25,144
Toast, Series F, Acquisition Date: 2/14/20,
Cost $12,434 (1)(3)(4)	273,578	17,783
Zenpayroll, Series B, Acquisition Date: 8/18/20,
Cost $6,279 (1)(3)(4)	464,700	6,186
Zenpayroll, Series B-2, Acquisition Date: 8/18/20,
Cost $11,722 (1)(3)(4)	867,510	11,549
ZenPayroll, Series C, Acquisition Date: 7/16/18,
Cost $20,951 (1)(3)(4)	2,755,737	36,685
ZenPayroll, Series D, Acquisition Date: 7/16/19,
Cost $29,246 (1)(3)(4)	2,196,921	29,246
		514,069
Total Information Technology		550,510
REAL ESTATE 0.0%

Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14,
Cost $13,052 (1)(3)(4)	783,879	0
WeWork, Series D-2, Acquisition Date: 12/9/14,
Cost $10,256 (1)(3)(4)	615,906	0
Total Real Estate		0
Total Convertible Preferred Stocks (Cost $1,047,559)		1,309,089

CONVERTIBLE BONDS 0.1%

Color Genomics, 3.00%, 6/30/21, Acquisition Date: 1/13/20,
Cost $12,467 (1)(3)(4)	12,466,502	12,467
Kronos Bio, 0.00%, 2/20/22, Acquisition Date: 8/20/20,
Cost $7,771 (1)(3)(4)	7,771,392	7,771

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Reed Krakoff International, 8.00%, 12/15/20, Acquisition Date:
12/29/14 - 3/26/15, Cost $2,131 (1)(2)(3)(4)(7)	2,130,706	0
Total Convertible Bonds (Cost $22,369)		20,238
BANK LOANS 0.1% (8)
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 5.00%,
4/4/25	17,160,013	17,003
Total Bank Loans (Cost $17,101)		17,003
SHORT-TERM INVESTMENTS 2.6%
MONEY MARKET FUNDS 2.6%
T. Rowe Price Government Reserve Fund, 0.09% (2)(9)	894,030,030	894,030
Total Short-Term Investments (Cost $894,030)		894,030
Total Investments in Securities 99.8%
(Cost $18,207,862)		$34,106,324
Other Assets Less Liabilities 0.2%		85,143
Net Assets 100.0%		$34,191,467

‡	Shares/Par are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $2,435,486 and represents 7.1% of net assets.
(5)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Security is in default or has failed to make a scheduled interest and/or principal payment.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

(8)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(9)	Seven-day yield
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CVR	Contingent Value Rights
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
1stdibs. com, Series D	$—	$(1,802)	$—
Abcam	(10,237)	(27,662)	632
Alclear Holdings, Class B	—	(13,725)	—
Altus Group	4,763	23,923	643
Armstrong Worldwide Industries	(38,948)	(130,324)	6,499
Babyco, Class A	—	(2,355)	—
Black Knight	25,406	131,314	—
Booz Allen Hamilton Holding	20,798	91,756	14,707
Boston Beer, Class A	89,342	213,876	—
Bright Horizons Family Solutions	42,880	(12,065)	—
Cable One	24,954	134,334	2,700
Checkr	—	(3,750)	—
Checkr, Series C	—	(10,654)	—
Checkr, Series D	—	(8,669)	—
Datadog, Class A++	88,247	423,344	—
Descartes Systems Group	9,034	72,142	—
Endava	1,855	24,879	—
Eurofins Scientific	1,450	164,977	—
Evolve Vacation Rental Network,
Series 4	—	(1,986)	—
Evolve Vacation Rental Network,
Series 5	—	(4,775)	—
Evolve Vacation Rental Network,
Series 6	—	(6,133)	—
Evolve Vacation Rental Network,
Series 7	—	(1,199)	—
Evolve Vacation Rental Network,
Series 8	—	(5,802)	—
Evolve Vacation Rental Network,
Series 9	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
FirstService	13,998	56,933	656
Five9	3,638	147,448	—
GCI Liberty, Class A	24,040	47,441	—
Go Maps, Series B	—	—	—
Go Maps, Series B-1	—	—	—
HubSpot	21,267	354,398	—
JAND, Class A	—	11,945	—
JAND, Series D	—	8,572	—
JAND, Series E	—	10,000	—
JAND, Series F	—	5,586	—
Jetclosing, Series A	—	(2,321)	—
Jetclosing, Series B-1	—	—	—
Jetclosing, Series B-2^^	—	263	—
Lennox International	(67,745)	56,861	5,431
Minted, Series E	—	(9,362)	—
Nevro	(1,599)	60,676	—
Ollie's Bargain Outlet Holdings	(78,349)	109,698	—
Palomar Holdings	16,512	59,736	—
Paylocity Holding	15,114	280,599	—
Planet Fitness, Class A	(35,702)	2,089	—
RealPage	24,016	18,337	—
Reed Krakoff International	—	—	—
Reed Krakoff International Conv.
Bond	—	—	—
RH	53,763	140,064	—
Shockwave Medical	6,294	23,454	—
StoneCo, Class A	205,037	(205)	—
Sweetgreen, Series F	—	(1,790)	—
Sweetgreen, Series G	—	(1,153)	—
Sweetgreen, Series I	—	(268)	—
Twilio, Class A	29,971	381,087	—
Vail Resorts	230,355	(363,671)	5,792
Vroom	19	13,033	—
Vroom Private Placement**	—	346,207	—

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

			Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
Wheels Up Partners, Series B		—	(7,229)	—
Wheels Up Partners, Series C		—	(5,354)	—
Wheels Up Partners, Series D		—	(8,039)	—
Xometry, Series A-2		—	20	—
Xometry, Series B		—	6	—
Xometry, Series C		—	(11)	—
Xometry, Series D		—	(15)	—
Xometry, Series E		—	—	—
Xometry, Series Seed-1		—	—	—
Xometry, Series Seed-2		—	—	—
Zendesk		8,172	156,805	—
T. Rowe Price Government
Reserve Fund		—	—	4,024
Affiliates not held at period end		34,338	(55,878)	3,262
Totals		$762,683#	$2,885,606	$44,346+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
1stdibs. com, Series D	$26,470	$ — $	— $	24,668
Abcam	272,393	3,416	78,202	169,945
Alclear Holdings, Class B	214,015	—	30,825	169,465
Altus Group	110,572	—	51,827	*
Armstrong Worldwide
Industries	554,993	105,414	150,495	379,588
Babyco, Class A	9,057	—	—	6,702
Black Knight	499,413	60,781	123,244	*
Booz Allen Hamilton
Holding	708,354	30,197	138,298	692,009
Boston Beer, Class A	207,382	64,182	109,063	*
Bright Horizons Family
Solutions	649,380	94,835	150,536	581,614
Cable One	549,997	130,008	104,096	710,243
Checkr	25,412	—	—	21,662

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
Checkr, Series C	55,979	—	—	45,325
Checkr, Series D	45,551	—	—	36,882
Datadog, Class A++	*	314,007	177,727	*
Descartes Systems Group	232,579	14,353	25,444	293,630
Endava	52,002	23,294	7,482	*
Eurofins Scientific	*	278,376	32,529	750,561
Evolve Vacation Rental
Network, Series 4	6,149	—	—	4,163
Evolve Vacation Rental
Network, Series 5	14,787	—	—	10,012
Evolve Vacation Rental
Network, Series 6	18,992	—	—	12,859
Evolve Vacation Rental
Network, Series 7	3,713	—	—	2,514
Evolve Vacation Rental
Network, Series 8	17,966	—	—	12,164
Evolve Vacation Rental
Network, Series 9	—	4,323	—	4,323
FirstService	208,646	55,777	41,585	*
Five9	—	342,170	27,994	461,624
Framebridge, Series C	12,363	—	—	##
GCI Liberty, Class A	503,741	—	55,283	495,899
Go Maps, Series B	11,982	—	—	11,982
Go Maps, Series B-1	417	1,730	—	2,147
Goosehead Insurance,
Class A	38,945	—	9,875	—
HubSpot	—	374,642	83,234	*
JAND, Class A	*	—	—	46,009
JAND, Series D	*	—	—	33,019
JAND, Series E	*	—	—	38,516
JAND, Series F	—	21,615	—	27,201
Jetclosing, Series A	8,917	—	—	6,596
Jetclosing, Series B-1	—	2,595	—	2,595
Jetclosing, Series B-2^^	—	1,300	—	1,563

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
Lennox International	508,626	28,762	310,492	*
Minted, Series E	20,604	—	—	11,242
Nevro	*	193,138	44,617	332,226
Ollie's Bargain Outlet
Holdings	296,841	572	241,567	*
Outset Medical, Series C	14,279	—	—	##
Outset Medical, Series D	8,914	—	—	##
Palomar Holdings	63,989	21,079	25,391	*
Paylocity Holding	*	381,289	61,298	879,458
Planet Fitness, Class A	—	379,220	205,207	*
RealPage	333,335	66,603	254,040	*
Reed Krakoff International	—	—	—	—
Reed Krakoff International
Conv. Bond	—	—	—	—
RH	—	377,209	65,824	451,449
Shockwave Medical	94,525	—	45,372	*
StoneCo, Class A	689,442	54,245	171,968	*
Sweetgreen, Series F	60,008	—	—	58,218
Sweetgreen, Series G	38,672	—	—	37,519
Sweetgreen, Series I	8,998	—	—	8,730
Twilio, Class A	621,245	165,123	584,974	*
Vail Resorts	515,090	350,771	140,249	*
Vroom	—	9,640	12	22,661
Vroom Private Placement**	132,245	—	—	478,452
Wheels Up Partners, Series
B	27,805	—	—	20,576
Wheels Up Partners, Series
C	20,590	—	—	15,236
Wheels Up Partners, Series
D	30,921	—	—	22,882
Workiva	131,120	—	104,784	—
Xometry, Series A-2	—	3,026	—	3,046
Xometry, Series B	—	1,039	—	1,045
Xometry, Series C	—	1,098	—	1,087
Xometry, Series D	—	858	—	843
Xometry, Series E	—	8,620	—	8,620

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE NEW HORIZONS FUND

Affiliated Companies (continued)
($000 s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
Xometry, Series Seed-1	—	4,767	—	4,767
Xometry, Series Seed-2	—	2,097	—	2,097
Zendesk	435,991	143,325	220,945	*
T. Rowe Price Government
Reserve Fund	350,522	¤	¤	894,030
Total				$8,309,664^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
*	On the date indicated, issuer was held but not considered an affiliated company.
## Acquired by a non-affiliated company.
++ Includes previously reported affiliate Datadog, Class A and Datadog, Class B; acquired through a corporate action.
** Includes previously reported affiliate Vroom, Vroom, Series C, Vroom, Series D, Vroom,
Series E, Vroom, Series F, Vroom, Series G, and Vroom, Series H; acquired through a corporate action.
^^ Includes previously reported affiliate Jetclosing; acquired through a corporate action.
+	Investment income comprised $44,346 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5,022,729.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW HORIZONS FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW HORIZONS FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE NEW HORIZONS FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$28,669,914$	2,550,702$	429,776$	31,650,392
Preferred Stocks	—	215,572	—	215,572
Convertible Preferred Stocks	—	—	1,309,089	1,309,089
Convertible Bonds	—	—	20,238	20,238
Bank Loans	—	17,003	—	17,003
Short-Term Investments	894,030	—	—	894,030
Total	$29,563,944$	2,783,277$	1,759,103$	34,106,324

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2020, totaled $23,689,000 for the period ended September 30,
2020. During the period, transfers out of Level 3 were because observable market data became available for the security.

($000 s)	Beginning	Gain (Loss)			Transfers	Ending
	Balance	During	Total	Total	Out of	Balance
	1/1/20	Period	Purchases	Sales	Level 3	9/30/20
Investment in Securities
Common Stocks	$482,568	$(22,946)	$44,244	$(44,550)	$(29,540)	$429,776
Convertible Preferred
Stocks	1,231,635	56,444	180,109	(31,643)	(127,456)	1,309,089
Convertible Bonds	–	–	20,238	–	–	20,238
Bank Loans	11,844	–	–	–	(11,844)	–

Total	$1,726,047	$33,498	$244,591	$(76,193)	$(168,840)	$1,759,103

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

			T. ROWE PRICE NEW HORIZONS FUND

									Impact to
									Valuation
				Significant	Value or		Weighted		from an
Investments in	Value		Valuation	Unobservable	Range of		Average of		Increase
Securities	($000	s)	Technique(s)+	Input(s)	Input(s)		Input(s)*		in Input**

Common	$429,776		Recent	Discount Factor	—#		—#		—#
Stocks			comparable
			transaction
			price(s)
				Discount for Lack of	100%		100%		Decrease
				Collectability

				Market performance	14% - 26%		22%		Decrease
				adjustment

			Expected	Discount for Regulatory	5%		5%		Decrease
			present value	Uncertainty

				Discount Rate for	8% - 23%		17%		Decrease
				Cost of Equity

				Timing of events	0.24 - 4.69 yrs		2.49	yrs	Decrease

				Discount for lack of	0% - 75%		27%		Decrease
				collectability

			Market	Enterprise Value to Sales	4.3x – 4.9x		4.3	x	Increase
			comparable	Multiple

				Discount for Lack of	10%		10%		Decrease
				Marketability

				Discount Rate for Cost of	25%		25%		Decrease
				Equity

				Sales Growth Rate	10%		10%		Increase

				Acquisition Premium	10%		10%		Increase

				Enterprise Value to Gross	1.2	x	1.2	x	Increase
				Merchandise Value
				Multiple

				Enterprise Value to Gross	6.6x – 15.2x		13.1	x	Increase
				Profit Multiple

				Enterprise Value to	7.9	x	7.9	x	Increase
				EBITDA Multiple

				Projected Enterprise	10.4	x	10.4	x	Increase
				Value to EBITDA Multiple

				Projected Enterprise	11.9	x	11.9	x	Increase
				Value to Gross Profit
				Multiple

				Market Performance	14% - 26%		14%		Decrease
				Adjustment

			Estimated	Discount Factor	—#		—#		—#
			liquidation
			value
				Discount for Lack of	100%		100%		Decrease
				Collectability

T. ROWE PRICE NEW HORIZONS FUND

Impact to
Valuation
Significant	Value or	Weighted	from an
Investments in	Value	Valuation	Unobservable	Range of	Average of	Increase
Securities	($000	s)	Technique(s)+	Input(s)	Input(s)	Input(s)*	in Input**

Convertible	$1,309,089	Recent	Discount Factor	—#	—#	—#
Preferred	comparable
Stocks	transaction
price(s)
Discount for Lack of	100%	100%	Decrease
Collectability

Market Performance	26%	26%	Decrease
Adjustment

Expected	Market Performance	26%	26%	Decrease
present value	Adjustment

Discount Rate for Cost of	15%	15%	Decrease
Equity

Market	Sales Growth Rate	1% - 91%	59%	Increase
Comparable
Enterprise Value to Sales	1.4x – 11.8x	5.5	x	Increase
Multiple

Enterprise Value to Gross	1.2	x	1.2	x	Increase
Merchandise Value
Multiple

Discount Rate for Cost of	25%	25%	Decrease
Equity

Discount for Lack of	10%	10%	Decrease
Marketability

Enterprise Value to Gross	3.1% –15.2%	11.1%	Increase
Profit Multiple

Projected Enterprise	11.9%	11.9%	Increase
Value to Gross Profit
Multiple

Gross Profit Growth Rate	2% – 25%	17%	Increase

Market Performance	26%	26%	Decrease
Adjustment

Acquisition Premium	10%	10%	Increase

Convertible	$20,238	Recent	Discount Factor	—#	—#	—#
Bonds	comparable
transaction
price(s)

Estimated	Discount for Lack of	100%	100%	Decrease
liquidation	Collectability
value

#	No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.

*	Unobservable inputs were weighted by the relative fair value of the instruments.

**	Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+	Valuation techniques may change in order to reflect our judgment of current market participant assumptions.